LONG-TERM LOANS FROM SHAREHOLDERS AND OTHERS (Details 1) (Long-Term Loans From Others [Member], USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Long-Term Loans From Others [Member]
Maturities of Long-term Debt [Line Items]
2015 (current maturities)	$ 242
2016	260
2017	0
2018	0
Thereafter	737
Long-term loans	$ 1,239	$ 1,968